Related Parties (Details) - Schedule of remuneration of directors of the company - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Remuneration Of Directors Of The Company Abstract
Short term benefits	[1]	$ 655,011	$ 730,743	$ 780,832
Post-employment benefits
Total		$ 655,011	$ 730,743	$ 780,832

[1]	In 2020 and 2021, the director remuneration relating to our then CEO, was provided by a company which our then Company Secretary and Chief Financial Officer has control.